Annual Fund Operating Expenses - Class A C I P R T and W Shares - Voya Floating Rate Fund	Jul. 31, 2021	[1]
Class A
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.33%
Waivers and Reimbursements	(0.24%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.09%
Class C
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	2.08%
Waivers and Reimbursements	(0.24%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.84%
Class I
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.99%
Waivers and Reimbursements	(0.15%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.84%
Class P
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.95%
Waivers and Reimbursements	(0.66%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.29%
Class R
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.58%
Waivers and Reimbursements	(0.24%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.34%
Class T
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.33%
Waivers and Reimbursements	(0.24%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.09%
Class W
Operating Expenses:
Management Fees	0.64%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	1.08%
Waivers and Reimbursements	(0.24%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.84%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.00%, 1.75%, 0.75%, 0.15%, 1.25%, 1.00%, and 0.75% for Class A, Class C, Class I, Class P, Class R, Class T, and Class W shares, respectively, through August 1, 2022. These limitations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95%, 1.70%, 0.70%, 1.20%, 0.95%, and 0.70% for Class A, Class C, Class I, Class R, Class T, and Class W shares, respectively, through August 1, 2022. These limitations do not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund’s board.